Off-balance sheet arrangements	12 Months Ended
Dec. 31, 2023
Off-balance sheet arrangements
Off-balance sheet arrangements

30. Off-balance sheet arrangements

CONTRACTUAL OBLIGATIONS AND COMMITMENTS

On December 31, 2023, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)

Purchase commitments	€408,521	€237,495	143,532	25,768	1,727

On December 31, 2022, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)
Purchase commitments	€398,627	€240,237	€136,560	€20,797	€1,032

Our purchase commitments at the end of the year 2023 included €239.6 million related to projects in development phase (2022: €243.6 million), €79.0 million for projects in discovery research phase (2022: €20.9 million), €45.9 million for shared services (2022: €49.4 million), €29.9 million for commercial and medical affairs (2022: €36.0 million), and €14.2 million related to Jyseleca® product supply chain (2022: €48.8 million).

At year end 2023, our purchase commitments towards NovAliX amounted to €63.9 million and were included in the €79.0 million related to discovery research. We refer to notes 2 and 28 for more information about the transaction with NovAliX.

At the end of the year 2023, €139.1 million of our purchase commitments related to the Jyseleca® discontinued operations transferred to Alfasigma on January 31, 2024, in which €110.8 million related to the filgotinib clinical development and €21.2 million related to commercial and medical affairs activities.

At the end of the year 2023, we have remaining short-term contractual cost sharing obligations related to the termination of our collaboration agreement with Gilead for filgotinib, before its transfer to Alfasigma, amounting to €12.3 million.

We entered into a license agreement with another pharmaceutical company. Under the terms of this agreement we have the obligation to pay potential milestones, which are dependent on successful completion of certain development and commercial milestones, as detailed in the agreement. At December 31, 2023 this commitment amounts to €243.5 million on an undiscounted and non-risk adjusted basis. This amount represents the maximum amount that would be paid if all milestones would be achieved but excludes variable royalty payments based on unit sales.